N-2	Dec. 17, 2025
Cover [Abstract]
Entity Central Index Key	0002090145
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	CAIS Sports, Media and Entertainment Fund
Entity Address, Address Line One	527 Madison Avenue
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(844)
Local Phone Number	241-8667
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	527 Madison Avenue
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
Contact Personnel Name	Michael Richman